Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Information Related to Operating Leases [Abstract]
Schedule of Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Right-of-use assets, net	14,695	21,262	3,134

Operating lease liabilities - current	3,641	6,273	925
Operating lease liabilities - non-current	10,399	14,185	2,091
Total operating lease liabilities	14,040	20,458	3,016

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025 and June 30, 2026:

	As of December 31,	As of June 30,
	2025	2026
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.92	3.3
Weighted average discount rate (%)	4.70	3.6

Information related to operating lease activities for the six months ended June 30, 2025 and 2026 is set forth below:

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Operating lease right-of-use assets obtained in exchange for lease liabilities	16,442	9,564	1,410

Operating lease expense
Amortization of right-of-use assets	3,492	2,997	442
Interest of lease liabilities	280	276	41
Total operating lease expense	3,772	3,273	483

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2026:

	RMB	US$
Twelve months ending June 30,
2027	6,882	1,014
2028	6,955	1,025
2029	5,914	872
2030	1,860	275
Total future minimum lease payments	21,611	3,186
Less: imputed interest	(1,153)	(170)
Present value of lease liabilities	20,458	3,016